Other Payable (Details) - Schedule of other payable - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Payable (Details) - Schedule of other payable [Line Items]
Other payables	$ 74,253,965	$ 74,253,965	$ 74,253,965	$ 73,453,606	$ 57,794,495	$ 27,854,947
M/s Brooge International Advisory LLC [Member]
Other Payable (Details) - Schedule of other payable [Line Items]
Other payables	$ 74,253,965	$ 74,253,965	$ 74,253,965	$ 73,453,606	$ 57,794,495	$ 27,854,947